Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38590
Entity Registrant Name	Cango Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8F, New Bund Oriental Plaza II
Entity Address, Address Line Two	556 West Haiyang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200124
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	206	1408
Auditor Name	MaloneBailey, LLP	Ernst & Young Hua Ming LLP
Auditor Location	Houston, Texas	Shanghai, the People’s Republic of China
Entity Central Index Key	0001725123
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	8F, New Bund Oriental Plaza II
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200124
Entity Address, Country	CN
Contact Personnel Name	Yongyi Zhang
City Area Code	86 21
Local Phone Number	3183 5087
Contact Personnel Email Address	ir@cangoonline.com
American Depositary Shares
Document and Entity Information
Trading Symbol	CANG
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares
Class A ordinary shares
Document and Entity Information
Security Exchange Name	NYSE
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	134,586,659
Class B Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	72,978,677